PREMISES AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Property Plant And Equipment [Line Items]
Premises and equipment, gross	$ 3,487	$ 3,386
Less accumulated depreciation	2,872	2,772
Premises and equipment, total	615	614
Depreciation	100	90	84
Land and Land Improvements [Member]
Property Plant And Equipment [Line Items]
Premises and equipment, gross	246	246
Building and Building Improvements [Member]
Property Plant And Equipment [Line Items]
Premises and equipment, gross	2,153	2,142
Furniture, Fixtures, and Equipment [Member]
Property Plant And Equipment [Line Items]
Premises and equipment, gross	$ 1,088	$ 998